CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Loss from continuing operations including noncontrolling interests	$ (15,148)	$ (6,137)	$ (26,514)
Loss from discontinued operations, net of tax	0	(6,122)	(64,445)
Net loss including noncontrolling interests	(15,148)	(12,259)	(90,959)
Other comprehensive loss, net of tax of nil:
Foreign currency translation losses arising during the year	(591)	(1,381)	(1,196)
Total comprehensive loss including noncontrolling interests	(15,739)	(13,640)	(92,155)
Comprehensive income(loss) attributable to noncontrolling interests	(69)	(117)	55
Comprehensive loss attributable to shareholders of SPI Energy Co., Ltd.	$ (15,670)	$ (13,523)	$ (92,210)